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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   03/31/2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
                 ------------------------------------
   Address:      2000 Avenue of the Stars, 12th Floor
                 ------------------------------------
                 Los Angeles, CA 90067
                 ------------------------------------

Form 13F File Number:    028-12290
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
         ---------------------------------------------
Title:   Vice President, General Counsel and Secretary
         of Reporting Manager
         ---------------------------------------------
Phone:   310-201-4140
         ---------------------------------------------

Signature, Place, and Date of Signing:

By:    /s/ Michael D. Weiner           Los Angeles, CA         May 14, 2013
   -------------------------------    -----------------     -----------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 11
                                        --------------------

Form 13F Information Table Value Total: $1,043,836
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NO.     FILE #          NAME
---     ------          ----
1.     28-13372         ACOF Operating Manager, L.P.
2.     28-13373         ACOF Operating Manager II, L.P.
3.     28-14343         ACOF Operating Manager III, LLC
4.     28-              ASSF Operating Manager, LLC

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include each manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
   COLUMN 1                    COLUMN 2         COLUMN 3  COLUMN 4      COLUMN 5              COLUMN 6   COLUMN 7  COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                               Title of                   MARKET VALUE  SHRS OR      SH/ PUT/ INVESTMENT OTHER     VOTING AUTHORITY
   Name of Issuer              Class            CUSIP     (x$1000)      PRN AMT      PRN CALL DISCRETION MANANGERS SOLE
-----------------------------------------------------------------------------------------------------------------------------------
 1 Air Lease Corp              CL A             00912X302 $     203,611    6,944,444 SH       Defined    3, 4*            6,944,444
 2 Alere Inc.                  PERP PFD CON SER 01449J204 $         981        4,091 SH       Defined                         4,091
 3 Ares Capital Corporation    COM              04010L103 $      51,764    2,859,882 SH       Sole                        2,859,882
 4 Ares Commercial Real Estate COM              04013V108 $       8,460      500,000 SH       Sole                          500,000
 5 Cumulus Media, Inc.         CL A             231082108 $      13,482    4,000,547 SH       Defined    4*               4,000,547
 6 Delphi Automotive Plc       SHS              G27823106 $     134,554    3,030,500 SH       Defined    4*               3,030,500
 7 Exco Resources Inc.         Com              269279402 $      93,351   13,092,787 SH       Defined    1, 2 *          13,092,787
 8 Lear Corp                   COM NEW          521865204 $      81,872    1,492,114 SH       Defined    4*               1,492,114
 9 Nortek Inc.                 COM NEW          656559309 $     442,522    6,201,258 SH       Defined    2, 3*            6,201,258
10 Select Sector SPDR TR       SBI INT_FINL     81369Y605 $          64    3,507,400 PRN PUT  Defined                     3,507,400
11 SandRidge Energy, Inc.      COM              80007P307 $      13,175    2,500,000 SH       Defined    2*               2,500,000
                                                          ------------- ------------                               ----------------
                                                          $   1,043,836   44,133,023                                     44,133,023
                                                          ------------- ------------                               ----------------